Loan Receivable and Accrued Interest, Net (Tables)	12 Months Ended
Mar. 31, 2023
Loan Receivable and Accrued Interest, Net [Abstract]
Schedule of loan receivable and accrued interest
	As of March 31,
	2023	2022

Loan receivable - RH Holdings Management (HK) Limited	$1,500,000	$1,500,000
Accrued interest	81,000	81,000
Loan receivable and accrued interest, at cost	1,581,000	1,581,000
Less: allowance for loan receivable and accrued interest	(1,581,000)	-
Loan receivable and accrued interest, net	$-	$1,581,000